Borrowings - Schedule of Maturities Other Borrowings (Detail) (Other Borrowings [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Other Borrowings [Member]
Debt Instrument [Line Items]
2015	$ 1,488
2016	1,079
2017	10,730
2018	534
2019 and beyond	1,122
Long term Debt, Total	$ 14,953
Weighted Average Interest Rate, 2015	1.71%
Weighted Average Interest Rate, 2016	1.58%
Weighted Average Interest Rate, 2017	3.44%
Weighted Average Interest Rate, 2018	1.16%
Weighted Average Interest Rate, 2019 and beyond	1.16%
Total	2.88%